UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

                       Report for the Calendar Year or Quarter Ended: 03/31/2002 Check here if Amendment [ ]; Amendment Number:
                                 This Amendment (check only one.):
                                         [ ]  is a restatement.
                                         [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  STRALEM & COMPANY, INC.
       -----------------------
Address:  645 Madison Avenue, New York, New York 10022
         ---------------------------------------------

Form 13F File Number: ___________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:
Name: Phillippe E. Baumann
      ---------------------
Title: Executive Vice President
       ------------------------
Phone:  212-888-8123
        ------------
Signature, Place, and Date of Signing:

/s/ Phillippe E. Baumann
-------------------------
New York, New York
April 8, 2002

Report Type (Check only one):
  [x] 13F HOLDINGS REPORT
  [ ] 13F NOTICE
  [ ] 13F COMBINATION REPORT


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

                              Form 13F Summary Page


                                 Report Summary:


Number of Other Included Managers:        0
                                          -

Form 13F Information Table Entry Total:     28
                                            --


Form 13F Information Table Value Total:   $ 132,746,000 (thousands)
                                           -------------

List of Other Included Managers:

            Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   NONE



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
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    (ITEM 1:)                  (ITEM 2)        (ITEM 3)     (ITEM 4)    (ITEM 5) (ITEM 6)       (ITEM 7)              (ITEM 8)
                                                                                          INVESTMENT  DISCRETION   VOTING  AUTHORITY
                                TITLE                         FAIR      SHARES OR   PUT/  SOLE  SHARE-AS   SHARED-  SOLE SHARED NONE
                                 OF                          MARKET     PRINCIPAL   CALL       DEFINED IN  OTHER
  NAME OF ISSUER                CLASS          CUSIP NO.      VALUE      AMOUNT                 INSTR.V
                                                          (IN THOUSANDS)                    (A)     (B)     (C)     (A)   (B)   (C)
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
AMEREN CORP                    COMMON             23608102     5,224,000    122,200          X       0       0       X     0     0
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APPLI ED BIOSYSTEMS            COMMON             38020103       268,000     12,000          X       0       0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
BRISTOL MEYERS                 COMMON            110122108     3,014,000     74,450          X       0       0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
CELERA GENOMICS                COMMON             38020202       123,000      6,000          X       0       0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
CHEVRON                        COMMON            166751107     3,552,000     39,350          X       0       0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
CON EDISON                     COMMON            209115104     5,283,000    126,050          X       0       0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN              COMMON            313400301     3,530,000     55,700          X       0       0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL ELEC                   COMMON            369604103     7,254,000    193,700          X       0       0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
GOODRICH                       COMMON            382388106     2,700,000     85,350          X       0       0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
HOME DEPOT                     COMMON            437076102     7,301,000    150,200          X       0       0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
INTEL                          COMMON            458140100     3,999,000    131,500          X       0       0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON              COMMON            478160104     3,894,000     59,950          X       0       0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
KEYSPAN CORP                   COMMON            49337W100     5,402,000    148,450          X       0       0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
LOEWS CORP                     COMMON            540424108     7,856,000    134,100          X       0       X       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
LOWES                          COMMON            548661107     7,406,000    170,300          X       0       0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
MBIA INC                       COMMON            55262C100     7,661,000    140,075          X       0       0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
MEDTRONICS                     COMMON            585055106     3,321,000     73,450          X       0       0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
MERCK                          COMMON            589331107     3,486,000     60,550          X       0       0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
MICROSOFT                      COMMON            594918104     4,080,000     67,650          X       0       0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
OCCIDENTAL PETROLEUM           COMMON            674599105     4,133,000    142,800          X       0       0       X     0     0
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ORACLE                         COMMON            68389X105     3,830,000    299,250          X       0       0       X     0     0
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PROGRESS ENERGY                COMMON            743263105     5,019,000    100,300          X       0       0       X     0     0
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SOUTHERN CO                    COMMON            842587107     5,532,000    208,850          X       0       0       X     0     0
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SUN MICROSYSTEMS               COMMON            866810404     3,290,000    373,050          X       0       0       X     0     0
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TXU CORP                       COMMON            873168108     5,241,000     96,150          X       0       0       X     0     0
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WAL MART                       COMMON            931142103     7,906,000    129,000          X       0       0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
WHIRLPOOL                      COMMON            963320106     7,702,000    101,950          X       0       0       X     0     0
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XCEL ENERGY                    COMMON            98389B100     4,739,000    186,950          X       0       0       X     0     0
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                                                             132,746,000  3,489,325